
                                                 Supplement to MainSail Prospectus
                                                 Supplement dated December 14, 2004
                                          to Prospectus dated May 1, 1998 as supplemented




On December 8, 2004, the shareholders of Safeco Resource Series Trust ("RST") portfolios approved the reorganization of the portfolios with and into corresponding mutual funds managed by Pioneer Investment Management, Inc. ("Pioneer").  Effective December
10, 2004, the existing assets in the RST portfolios have been merged into designated Pioneer portfolios.  Accordingly, any reference to the following RST portfolios should be replaced with the corresponding Pioneer portfolio as described below.

----------------------------------------------------- -------------------------------------------------------
RST Portfolio                                         Pioneer Portfolio
----------------------------------------------------- -------------------------------------------------------

Safeco RST Bond Portfolio                             Pioneer Bond VCT Portfolio - Class I
----------------------------------------------------- -------------------------------------------------------

Safeco RST Core Equity  Portfolio                     Pioneer Fund VCT Portfolio - Class I
----------------------------------------------------- -------------------------------------------------------

Safeco RST Growth Opportunities Portfolio             Pioneer Growth Opportunities VCT Portfolio - Class I
----------------------------------------------------- -------------------------------------------------------

Safeco  RST Multi-Cap Core Portfolio                  Pioneer Mid Cap Value VCT Portfolio - Class I
----------------------------------------------------- -------------------------------------------------------

Safeco RST Money Market Portfolio                     Pioneer Money Market VCT Portfolio - Class I
----------------------------------------------------- -------------------------------------------------------


                             The disclosure set forth below replaces the information under the heading
              "Summary of Contract Expenses" for the RST Portfolios found in the prospectus and any prior supplements.

====================================== =============== ================ ============= ============== ============== ===============
                                                                                                                          Net Total
                                                                                                                           Annual
                                                                                                                          Portfolio
                                                                                                                          Operating
                PORTFOLIO                                                                 Total Annual    Contractual     Expenses
                                             Management    Distribution       Other        Portfolio       Expense       (After any
                                              Fees           Service        Expenses      Operating      Waiver or    reimbursement
                                                           (12b-1) Fees                    Expenses     Reimbursement    and waiver
                                                                                                                        agreements)
====================================== =============== ================ ============= ============== ============== ===============
Pioneer Growth Opportunities VCT                0.74%              -            0.06%          0.80%         -0.01%          0.79%
Portfolio  -- Class I Shares
Pioneer Fund VCT Portfolio - Class I            0.65%              -            0.11%          0.76%            -            0.76%
Shares
Pioneer Mid Cap Value  VCT Portfolio -          0.65%              -            0.11%          0.76%            -            0.76%
Class I Shares
Pioneer Bond VCT Portfolio - Class I            0.50%              -            0.23%          0.73%         -0.11%          0.62%
Shares
Pioneer Money Market VCT Portfolio -            0.50%              -            0.22%          0.72%            -            0.72%
Class I Shares

 The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.